                                   THE MUNDER FUNDS
                           SUPPLEMENT DATED JANUARY 12, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:


              MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND,
      MUNDER GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND,
MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING
            MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND MUNDER
                      FRAMLINGTON INTERNATIONAL GROWTH FUND


                       REDUCTION OF MINIMUM REQUIRED INVESTMENT

The minimum initial investment for Class A, Class B and Class C Shares of a Fund has been reduced to $250. Subsequent investments must be at least $50.

                     CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
                                 MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.

               ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                                 AND MUNDER VALUE FUND

Brian Wall has been appointed co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                                 PORTFOLIO MANAGEMENT OF
                            MUNDER SMALL COMPANY GROWTH FUND

Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                    QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective January 1, 1998, the "PURCHASES AND EXCHANGES OF SHARES--What Price Do I Pay for Shares?--Qualified Employer Sponsored Retirement Plans"
section in the Prospectus is hereby deleted in its entirety and supplemented as follows:

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

     We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans or employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                                  ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company and the Trust, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). As compensation for its services to Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Framlington Funds, computed daily and payable monthly at the annual rate of 0.051% on the first $2.8 billion of net assets, plus 0.051% on the next $2.2 billion of net assets, plus 0.051% on the next $2.5 billion of net assets, plus 0.045% on the next $2.5 billion of net assets, plus 0.03% on the next $2.5 billion of net assets, plus 0.02% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator) until the aggregate assets of the Framlington Funds are $120 million. When the aggregate assets of the Framlington Funds exceed $120 million, State Street will be entitled to receive fees at the same annual rates as those set forth above for the Company and the Trust.

                                THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                               CLASS K SHARES OF:

         MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL
     EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT
      FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER
      FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH
         FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER
      INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER
     MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER
       TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND,
         MUNDER CASH INVESTMENT FUND, MUNDER TAX-FREE MONEY MARKET FUND
                   AND MUNDER U.S. TREASURY MONEY MARKET FUND

                 CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
                            MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.

           ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                          AND MUNDER VALUE FUND

Brian Wall has been appointed co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                           PORTFOLIO MANAGEMENT OF
                       MUNDER SMALL COMPANY GROWTH FUND


Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company and the Trust, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). As compensation for its services to Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Framlington Funds, computed daily and payable monthly at the annual rate of 0.051% on the first $2.8 billion of net assets, plus 0.051% on the next $2.2 billion of net assets, plus 0.051% on the next $2.5 billion of net assets, plus 0.045% on the next $2.5 billion of net assets, plus 0.03% on the next $2.5 billion of net assets, plus 0.02% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator) until the aggregate assets of the Framlington Funds are $120 million. When the aggregate assets of the Framlington Funds exceed $120 million, State Street will be entitled to receive fees at the same annual rates as those set forth above for the Company and the Trust.

                               THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                              CLASS Y SHARES OF:

         MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER
    GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND,
    MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON
       EMERGING MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER
        FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER
      INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S.
   GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER
       TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET
                  FUND, MUNDER TAX-FREE MONEY MARKET FUND AND
                     MUNDER U.S. TREASURY MONEY MARKET FUND

                     METHOD OF PORTFOLIO MANAGEMENT FOR
                             MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.


             ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                            AND MUNDER VALUE FUND

Brian Wall has been appointed co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                         PORTFOLIO MANAGEMENT OF
                      MUNDER SMALL COMPANY GROWTH FUND


Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company and the Trust, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). As compensation for its services to Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Framlington Funds, computed daily and payable monthly at the annual rate of 0.051% on the first $2.8 billion of net assets, plus 0.051% on the next $2.2 billion of net assets, plus 0.051% on the next $2.5 billion of net assets, plus 0.045% on the next $2.5 billion of net assets, plus 0.03% on the next $2.5 billion of net assets, plus 0.02% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator) until the aggregate assets of the Framlington Funds are $120 million. When the aggregate assets of the Framlington Funds exceed $120 million, State Street will be entitled to receive fees at the same annual rates as those set forth above for the Company and the Trust.

                                THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                          CLASS A, B AND C SHARES OF:

   MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE
       BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE
                 BOND FUND AND MUNDER SHORT TERM TREASURY FUND

                   REDUCTION OF MINIMUM REQUIRED INVESTMENT

The minimum initial investment for Class A, Class B and Class C Shares of a Fund has been reduced to $250. Subsequent investments must be at least $50.

                 QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective January 1, 1998, "PURCHASES AND EXCHANGES OF SHARES--What Price Do I Pay For Shares?--Qualified Employer Sponsored Retirement Plans" section in the Prospectus is hereby deleted in its entirety and supplemented as follows:

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

     We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans or employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and
(ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

                                THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                          CLASS A, B AND C SHARES OF:

                MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
  MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                    REDUCTION OF MINIMUM REQUIRED INVESTMENT

The minimum initial investment for Class A Shares of a Trust Fund has been reduced to $250. Subsequent investments must be at least $50.

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

                               THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                          CLASS A, B AND C SHARES OF:

                           THE MUNDER INDEX 500 FUND

                   REDUCTION OF MINIMUM REQUIRED INVESTMENT

The minimum initial investment for Class A, Class B and Class C Shares of the Fund has been reduced to $250. Subsequent investments must be at least $50.

                 QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective January 1, 1998, the first paragraph under "PURCHASES AND EXCHANGES OF SHARES--What Price Do I Pay For Shares?--Qualified Employer Sponsored Retirement Plans" section in the Prospectus is hereby deleted in its entirety and supplemented as follows:

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on Class A Shares of the Fund for all investments by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Code; (ii) employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and (iii) UPI Plans. In addition, the CDSC of up to 0.20% imposed on certain redemptions of Class A Shares of the Fund within one year of purchase will be waived for such accounts. The Distributor will pay the following commissions to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases of Class A Shares of the Fund by such accounts:

                                                 Discount to Dealer or Entity
         Amount of Purchase                    as a Percentage of Offering Price
         ------------------                    ---------------------------------

Less than $500,000 . . . . . . . . . . . . .                 0.25%
$500,000 but less than $1,000,000. . . . . .                 0.20%
$1,000,000 but less than $3,000,000. . . . .                 0.15%
$3,000,000 or more . . . . . . . . . . . . .                 0.10%


     The initial sales charge will be waived for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' Principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 5000 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date on the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND-- Who Manages and Services the Fund?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Trust in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

                               THE MUNDER FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1998
                      TO PROSPECTUS DATED OCTOBER 29, 1997
                               CLASS Y SHARES OF:

                           THE MUNDER INDEX 500 FUND


                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND-- Who Manages and Services the Fund?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Trust in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).